Depreciation, Amortization and Impairment (Tables)	12 Months Ended
Dec. 31, 2019
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Schedule of depreciation and amortization
	2017	2018	2019
	MCh$	MCh$	MCh$

Depreciation and amortization
Depreciation of property and equipment (Note No.15(b) and Note No. 16)	26,176	27,185	29,194
Depreciation of rights over leased assets (Note No. 15(d))(*)	―	―	28,472
Amortization of intangibles assets (Note No.14(b))	11,360	10,496	12,875
Total	37,536	37,681	70,541

(*)	See Note No. 4 "Changes in Accounting policies and Disclosures".

Schedule of impairment loss

	2017	2018	2019
	MCh$	MCh$	MCh$

Impairment loss
Impairment loss on property and equipment (Note No.15(b))	166	334	2,018
Impairment loss on intangibles assets (Note No.14(b))	―	―	350
Impairment of rights over leased assets (Note No. 15(d))	―	―	187
Total	166	334	2,555